COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	1 Months Ended	12 Months Ended		37 Months Ended			0 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	Apr. 05, 2013 Royalty Arrangement CleanFutures	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 President	Dec. 31, 2012 Chief Operating Officer
Building Lease:
Monthly rent expense		$ 1,000
Rent expense		77,045	0	77,045
License fee	50,000
Promissory note for restricted Company shares issued to CleanFutures for a noncompete agreement							1,850,000
Base salary, per year								220,000	200,000	120,000
Debt Instrument, Face Amount					$ 100,000	$ 100,000